PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of components of prepaid expenses and other current assets

	December 31,
	2011	2012
Amounts due from third parties	5,690,605	4,050,954
Prepaid film costs on behalf of other investors	6,370,486	7,491,375
Prepaid film costs	1,319,074	2,844,172
Deposits paid for acquisition of property and equipment	2,478,320	248,975
Rental deposits and prepaid rental expenses	2,667,121	3,221,226
Loans and interest receivable from producers of TV series and films	1,811,278	2,515,208
Promotion and print costs paid on behalf of film producers	2,264,984	744,561
Advances to employees	849,191	733,430
Prepaid advertising expenses	1,122,180	770,760
Prepaid business tax	447,514	90,468
Interests receivable	171,861	52,034
Prepayment for an investment	1,200,000	—
Deposit for acquisition	317,768	—
Other prepaid expenses	624,966	566,099

Total	27,335,348	23,329,262